Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

May 31, 2020

TEC-QTLY-0720
1.802190.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Flextronics International Ltd. (a)	5,888,100	$57,173,451
Entertainment - 2.5%
Movies & Entertainment - 2.5%
Netflix, Inc. (a)	451,086	189,334,327
Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (a)(b)(c)	4,366,389	37,288,962
Interactive Media & Services - 3.8%
Interactive Media & Services - 3.8%
Eventbrite, Inc. (a)	975,963	8,412,801
Facebook, Inc. Class A (a)	1,129,400	254,216,646
Wise Talent Information Technology Co. Ltd. (a)	8,889,126	21,061,232
		283,690,679
Internet & Direct Marketing Retail - 3.4%
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	64,400	157,288,628
MercadoLibre, Inc. (a)	34,900	29,723,283
Pinduoduo, Inc. ADR (a)	949,300	63,479,691
		250,491,602
IT Services - 17.3%
Data Processing & Outsourced Services - 12.6%
Fidelity National Information Services, Inc.	1,207,227	167,599,324
Fiserv, Inc. (a)	660,385	70,509,306
Genpact Ltd.	1,029,800	37,021,310
Global Payments, Inc.	297,230	53,349,813
MasterCard, Inc. Class A	756,900	227,743,641
PagSeguro Digital Ltd. (a)	207,100	6,571,283
PayPal Holdings, Inc. (a)	1,066,800	165,364,668
Square, Inc. (a)	296,000	23,999,680
Visa, Inc. Class A	963,800	188,172,312
		940,331,337
Internet Services & Infrastructure - 3.4%
GoDaddy, Inc. (a)	1,174,000	90,691,500
MongoDB, Inc. Class A (a)(d)	320,900	74,484,099
Twilio, Inc. Class A (a)	435,200	85,995,520
		251,171,119
IT Consulting & Other Services - 1.3%
Capgemini SA	360,700	36,876,383
DXC Technology Co.	826,600	11,745,986
Gartner, Inc. (a)	405,900	49,398,030
		98,020,399

TOTAL IT SERVICES		1,289,522,855

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,015,442	520,952
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Refining & Marketing - 0.8%
Reliance Industries Ltd.	3,127,200	60,571,016
Reliance Industries Ltd. rights (a)	206,153	605,330
		61,176,346
Road & Rail - 2.0%
Trucking - 2.0%
Lyft, Inc. (a)	971,994	30,384,532
Uber Technologies, Inc.	3,260,796	118,432,111
		148,816,643
Semiconductors & Semiconductor Equipment - 12.5%
Semiconductor Equipment - 4.1%
Applied Materials, Inc.	2,478,100	139,219,658
ASML Holding NV (Netherlands)	103,900	34,035,532
KLA-Tencor Corp.	70,100	12,334,796
Lam Research Corp.	433,900	118,745,413
		304,335,399
Semiconductors - 8.4%
Advanced Micro Devices, Inc. (a)	920,100	49,501,380
Marvell Technology Group Ltd.	1,671,354	54,519,567
Micron Technology, Inc. (a)	3,334,000	159,731,940
NVIDIA Corp.	553,250	196,414,815
NXP Semiconductors NV	595,500	57,227,550
Qualcomm, Inc.	1,361,600	110,126,208
		627,521,460

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		931,856,859

Software - 34.8%
Application Software - 15.1%
Adobe, Inc. (a)	732,039	283,006,277
Autodesk, Inc. (a)	456,000	95,933,280
Citrix Systems, Inc.	123,600	18,307,632
Datadog, Inc. Class A (a)	13,700	976,399
Elastic NV (a)	1,020,500	87,681,360
HubSpot, Inc. (a)(d)	446,700	89,313,198
Intuit, Inc.	364,300	105,763,576
Nutanix, Inc. Class B (a)(e)	72,872	1,753,300
Salesforce.com, Inc. (a)	1,306,488	228,361,038
Snowflake Computing, Inc. Class B (b)(c)	5,220	202,379
Splunk, Inc. (a)	124,000	23,044,160
SS&C Technologies Holdings, Inc.	515,900	29,868,031
Workday, Inc. Class A (a)	564,260	103,502,212
Yext, Inc. (a)(d)	1,443,200	22,788,128
Zendesk, Inc. (a)	484,000	41,503,000
		1,132,003,970
Systems Software - 19.7%
Cloudflare, Inc. (a)	27,500	799,425
Crowdstrike Holdings, Inc. (d)	8,900	781,509
Microsoft Corp.	7,823,340	1,433,627,055
ServiceNow, Inc. (a)	89,200	34,603,356
		1,469,811,345

TOTAL SOFTWARE		2,601,815,315

Technology Hardware, Storage & Peripherals - 20.4%
Technology Hardware, Storage & Peripherals - 20.4%
Apple, Inc.	4,766,497	1,515,460,059
Western Digital Corp.	253,300	11,238,921
		1,526,698,980
TOTAL COMMON STOCKS
(Cost $4,853,250,863)		7,378,386,971

Convertible Preferred Stocks - 0.4%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F (a)(b)(c)	41,041	15,495,850
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (a)(b)(c)	250,861	8,451,507
Road & Rail - 0.1%
Trucking - 0.1%
Convoy, Inc. Series D (b)(c)	203,844	3,055,622
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	25,657	935,967
Series B1 (b)(c)	1,278	46,621
Series B2 (b)(c)	6,365	232,195
		1,214,783
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $24,021,597)		28,217,762

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.11% (f)	82,867,049	82,883,622
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	106,756,267	106,766,942
TOTAL MONEY MARKET FUNDS
(Cost $189,650,564)		189,650,564
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $5,066,923,024)		7,596,255,297
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(130,981,308)
NET ASSETS - 100%		$7,465,273,989

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,709,104 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,753,300 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Convoy, Inc. Series D	10/30/19	$2,760,048
Reddit, Inc. Series D	2/4/19	$5,440,247
Roofoods Ltd. Series F	9/12/17	$14,510,890
Snowflake Computing, Inc. Class B	3/19/20	$202,466
UiPath, Inc. Series A1	6/14/19	$1,009,647
UiPath, Inc. Series B1	6/14/19	$50,291
UiPath, Inc. Series B2	6/14/19	$250,474

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,925
Fidelity Securities Lending Cash Central Fund	26,054
Total	$62,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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